UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22145
Federal Life Trust

(Exact name of registrant as specified in charter)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Address of principal executive offices) (Zip code)
William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 233-3750
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.
Federal Life Trust
Financial Statements And
Supplementary Information
for the Two Quarters Ended June 30, 2009 (unaudited)

i

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION REGARDING THE FUND
Federal Life Trust did not commence full scale operations during the first half of the 2009 calendar year, as we awaited the launch of Federal Life Insurance Company (Mutual)’s new variable annuity contract. Federal Life Trust will be the sole investment option for the new variable annuity contract. We have continued to prepare for launch of the variable annuity contract, and we anticipate that it will be launched in the coming months.
During the first half of 2009, the only assets of Federal Life Trust were the result of a contribution from our sponsor, Federal Life Insurance Company (Mutual). These assets were maintained in a bank account pending the launch of the new variable annuity contract.
William S. Austin
President
Federal Life Trust
FEDERAL LIFE FIXED INCOME PORTFOLIO INFORMATION
The Federal Life Fixed Income Portfolio currently has $50,000 in assets, all of which was contributed by our sponsor Federal Life Insurance Company (Mutual). Because our sponsor’s new variable annuity contract was not launched during the first half of the 2009 calendar year, no investments were made by us during the first half of the 2009 calendar year. Our assets remained in cash. The current economic conditions influenced our sponsor’s decision to not launch the new variable annuity contract and our decision to not invest any portfolio assets. When actual performance information for this portfolio is available, it will be reported in future annual and semi-annual reports. The financial statements and financial highlights for this portfolio are included below.
FEDERAL LIFE EQUITY PORTFOLIO INFORMATION
The Federal Life Equity Portfolio currently has $50,000 in assets, all of which was contributed by our sponsor Federal Life Insurance Company (Mutual). Because our sponsor’s new variable annuity contract was not launched during the first half of the 2009 calendar year, no investments were made by us during the first half of the 2009 calendar year. Our assets remained in cash. The current economic conditions influenced our sponsor’s decision to not launch the new variable annuity contract and our decision to not invest any portfolio assets. When actual performance information for this portfolio is available, it will be reported in future annual and semi-annual reports. The financial statements and financial highlights for this portfolio are included below.

Federal Life Trust
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets

Investments:
Cash	$100,000

Total Assets	100,000

Liabilities	$—

Total Liabilities	—

Net Assets	$100,000

The accompanying notes are an integral part of this financial statement.

Federal Life Trust
Notes to Financial Statement
June 30, 2009 (unaudited)
1.	Nature of Business Operations

The Federal Life Trust (the Trust) was organized on November 16, 2007 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940. The Trust’s principal office is located at 3750 West Deerfield Road, Riverwoods, Illinois 60015.

The Trust is an open-end, series management investment company with two portfolios. The Portfolios are investment vehicles for individual variable deferred annuity contracts issued by Federal Life Variable Annuity Account -A, a separate account. Shares of the Portfolios are offered only to Federal Life Insurance Company (Mutual) and the separate account to fund the benefits of individual variable deferred annuity contracts. Shares are not offered to the general public. As of June 30, 2009, these Portfolios had not been funded.

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements are presented on the accrual basis of accounting.

Cash

The Trust maintains its cash on deposit with JPMorgan Chase Bank, which at times may exceed federally insured limits. The Trust has not experienced any losses in such account. The Trust believes it is not exposed to any significant credit risk on cash.

Income Taxes

The Trust has elected and intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net investment income and capital gains distributed to unit holders.

Item 2. Code of Ethics.
Not Applicable.
Item 3. Audit Committee Financial Expert.
Not Applicable.
Item 4. Principal Accountant Fees and Services.
Not Applicable.
Item 5. Audit Committee of Listed Registrants.
Not Applicable.
Item 6. Schedule of Investments.
There were no investments in securities of unaffiliated issuers as of the close of the reporting period. All assets of the registrant were in cash in a bank account.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not Applicable.
(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act, filed herewith.

(a)(3) Not Applicable.
(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FEDERAL LIFE TRUST

By:	/s/ William S. Austin William S. Austin
President and Trustee

Date:	September 1, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ William S. Austin William S. Austin
President and Trustee

Date:	September 1, 2009

By:	/s/ Fred T. Barth Fred T. Barth
Treasurer

Date:	September 1, 2009